Trade payables and other current liabilities - Schedule of Other Current Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Tax liabilities	€ 550	€ 218
Payroll tax and other payroll liabilities	4,841	6,599
Other payables	179	613
Other current liabilities	€ 5,569	€ 7,430